UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $869,555 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108    22524   487100 SH       SOLE                   487100        0        0
AMERICAN APPAREL INC           COM              023850100     5721   381400 SH       SOLE                   381400        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103    14525   780100 SH       SOLE                   780100        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     7012   163800 SH       SOLE                   163800        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    89317  1923700 SH       SOLE                  1923700        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403     3828   300000 SH       SOLE                   300000        0        0
BALLY TECHNOLOGIES INC         COM              05874b107   155057  3118600 SH       SOLE                  3118600        0        0
CELANESE CORP DEL              COM SER A        150870103    37521   886600 SH       SOLE                   886600        0        0
CENVEO INC                     COM              15670s105    14289   817900 SH       SOLE                   817900        0        0
COMPASS MINERALS INTL INC      COM              20451N101     6523   159100 SH       SOLE                   159100        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100    13124   128000 SH       SOLE                   128000        0        0
CORNELL COMPANIES INC          COM              219141108     4226   181200 SH       SOLE                   181200        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407    66365  2248900 SH       SOLE                  2248900        0        0
CVS CAREMARK CORPORATION       COM              126650100    64391  1619900 SH       SOLE                  1619900        0        0
ENERGIZER HLDGS INC            COM              29266r108    15115   134800 SH       SOLE                   134800        0        0
FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR    358029106     3271    62000 SH       SOLE                    62000        0        0
GEO GROUP INC                  COM              36159r103    27530   983200 SH       SOLE                   983200        0        0
GREIF INC                      CL A             397624107     7106   108700 SH       SOLE                   108700        0        0
HD PARTNERS ACQUISITION CORP   COM              40415k100      748   100000 SH       SOLE                   100000        0        0
HD PARTNERS ACQUISITION CORP   *W EXP 06/01/201 40415k118       81   100000 SH       SOLE                   100000        0        0
INDEVUS PHARMACEUTICALS INC    COM              454072109     1793   258000 SH       SOLE                   258000        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562p111     3327  1663500 SH       SOLE                  1663500        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022p100     5256   346500 SH       SOLE                   346500        0        0
NEWMONT MINING CORP            COM              651639106    35519   727400 SH       SOLE                   727400        0        0
PACKAGING CORP AMER            COM              695156109    71369  2530800 SH       SOLE                  2530800        0        0
PILGRIMS PRIDE CORP            COM              721467108     4994   172500 SH       SOLE                   172500        0        0
QUALCOMM INC                   COM              747525103    21540   547400 SH       SOLE                   547400        0        0
SHAW GROUP INC                 COM              820280105    12088   200000 SH       SOLE                   200000        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101    12205  1155800 SH       SOLE                  1155800        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101       25      710 SH  CALL SOLE                      710        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101      173     1500 SH  CALL SOLE                     1500        0        0
TEMPLE INLAND INC              COM              879868107     3486   167200 SH       SOLE                   167200        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    43969   762300 SH       SOLE                   762300        0        0
TRIPLE-S MGMT CORP             CL B             896749108    10105   500000 SH       SOLE                   500000        0        0
URS CORP NEW                   COM              903236107    13691   252000 SH       SOLE                   252000        0        0
VERASUN ENERGY CORP            COM              92336G106     4584   300000 SH       SOLE                   300000        0        0
WELLPOINT INC                  COM              94973V107    67157   765500 SH       SOLE                   765500        0        0